UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6264

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 521,640
690	5.125%, 1/01/37	1/15 at 100.00	Caa1	449,556
1,490	Total Consumer Discretionary			971,196
	Consumer Staples – 5.6% (4.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,900	4.500%, 6/01/23	6/17 at 100.00	B1	2,900,957
12,105	4.750%, 6/01/34	6/17 at 100.00	B2	10,887,961
4,950	5.000%, 6/01/41	6/17 at 100.00	B2	4,497,620
19,955	Total Consumer Staples			18,286,538
	Education and Civic Organizations – 13.5% (9.5% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,055,170
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	BBB	2,011,680
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	BBB	515,860
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB	1,065,710
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	3,948,894
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	2,496,065
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA–	127,445
	2004L, 5.125%, 7/01/22 – NPFG Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A1	1,338,460
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	3,048,080
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,723,425
	Series 2010C, 5.250%, 7/01/32
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option	No Opt. Call	AAA	3,119,100
	Bond Trust 3922, 13.830%, 7/01/19 (IF)
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	A	1,574,220
	5.000%, 7/01/16 – FGIC Insured
750	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	852,788
	5.000%, 7/01/42
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
430	5.000%, 7/01/32	7/21 at 100.00	BBB+	476,492
285	5.000%, 7/01/37	7/21 at 100.00	BBB+	312,765
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,
	Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA	237,948
400	5.000%, 7/01/19	No Opt. Call	AA	481,536
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	2,229,100
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
710	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	785,423
	5.000%, 12/01/25
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	500,931
	5.000%, 12/01/30
875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	1,001,753
	5.750%, 12/01/27 (Alternative Minimum Tax)
3,370	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	3,526,301
	4.250%, 12/01/25 (Alternative Minimum Tax)
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	1,454,526
	Bond Trust PA-4643, 20.270%, 6/01/30 (IF) (4)
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	10/22 at 100.00	A–	215,312
	Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project,
	Refunding Series 2012, 5.000%, 10/01/31
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health
	Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	BBB+	1,954,764
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	BBB+	1,375,918
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	4/13 at 100.00	A–	2,106,657
4,000	5.500%, 12/01/27 – AMBAC Insured	4/13 at 100.00	A–	4,013,640
290	5.000%, 12/01/31 – AMBAC Insured	4/13 at 100.00	A–	290,708
39,785	Total Education and Civic Organizations			43,840,671
	Financials – 1.7% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	5,557,800
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 19.7% (13.9% of Total Investments)
1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	1,042,810
	2004A, 5.750%, 2/15/34
2,090	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	2,171,343
	2005A, 5.000%, 2/15/25
2,320	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	2,529,125
	Series 2008A, 5.000%, 7/01/27
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	1,726,639
	Tender Option Bond Trust 3018, 19.822%, 7/01/38 – AGC Insured (IF) (4)
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	1,155,930
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,141,220
	University Hospital, Series 2007, 5.750%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas
	Health, Series 2012A:
510	5.000%, 7/01/24	No Opt. Call	BBB+	596,771
340	5.000%, 7/01/25	No Opt. Call	BBB+	394,658
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,963,300
	Medical Center, Series 2007, 5.000%, 7/01/37
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	1,356,169
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	411,120
	Hospital, Series 2005A, 5.500%, 7/01/36
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center,	7/16 at 100.00	A	717,525
	Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center,	7/16 at 100.00	A	638,764
	Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
500	3.750%, 7/01/27	No Opt. Call	A3	517,200
2,575	5.000%, 7/01/31	7/22 at 100.00	A3	2,881,425
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,667,055
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A	3,468,990
1,760	5.000%, 7/01/26	7/22 at 100.00	A	2,020,392
3,545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	3,811,549
	2007-I, 5.000%, 7/01/38 – AGC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,519,922
1,585	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,602,356
3,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	3,578,068
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB+	1,989,354
	Care System, Series 2006A, 5.000%, 7/01/29
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare	7/18 at 100.00	BBB–	2,669,610
	System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	2,858,835
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	3,324,618
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	707,279
4,410	5.000%, 7/01/36	7/16 at 100.00	A2	4,582,960
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,341,996
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	4/13 at 100.00	N/R	3,136,254
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
3,360	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community	6/14 at 100.00	Aaa	3,438,187
	Urban Renewal Corporation, Series 2001A, 5.200%, 6/01/30
59,485	Total Health Care			63,961,424
	Housing/Multifamily – 1.8% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-
	Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,072,054
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,178,961
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	4/13 at 100.00	Aaa	2,748,442
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)
5,623	Total Housing/Multifamily			5,999,457
	Housing/Single Family – 4.8% (3.4% of Total Investments)
10,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	11,096,498
	Series 2011A, 4.450%, 10/01/25
335	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	345,161
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,095	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	4/13 at 100.00	Aaa	2,098,478
	Bonds, Series 2001A, 5.200%, 12/01/33
2,090	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	4/13 at 100.00	Aaa	2,092,780
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)
14,520	Total Housing/Single Family			15,632,917
	Long-Term Care – 2.2% (1.6% of Total Investments)
1,660	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,729,969
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens	11/14 at 100.00	BBB–	1,154,295
	at Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,600	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/14 at 100.00	Aaa	2,655,510
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 100.00	A–	601,497
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A–	1,126,796
	Jersey, Series 2002, 5.250%, 6/01/32
7,080	Total Long-Term Care			7,268,067
	Tax Obligation/General – 5.7% (4.0% of Total Investments)
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding	1/23 at 100.00	AA–	702,613
	Series 2012, 3.250%, 1/01/30
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	4,821,805
	AMBAC Insured
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	1,105,947
	5.000%, 8/01/27
1,000	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003, 3.000%,	1/22 at 100.00	AA	972,110
	1/15/33 (WI/DD, Settling 2/06/13)
1,400	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	1,759,534
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
2,210	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding	12/21 at 100.00	AA+	2,477,498
	Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	2,891,898
	Bonds, Series 2011, 5.000%, 6/15/41
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A–	1,803,416
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A–	1,981,432
16,600	Total Tax Obligation/General			18,516,253
	Tax Obligation/Limited – 39.4% (27.8% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	2,358,052
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	2,516,261
	2007, 5.250%, 12/15/22 – AMBAC Insured
1,145	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,557,463
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,252,319
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 – NPFG Insured	9/15 at 100.00	AA+	1,104,670
1,420	5.000%, 9/01/22 – NPFG Insured	9/15 at 100.00	AA+	1,568,631
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,585	5.250%, 1/01/36	1/22 at 100.00	A	2,934,156
1,570	5.125%, 1/01/42	1/22 at 100.00	A	1,750,550
470	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	460,938
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	12/13 at 100.00	N/R	1,482,108
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	6,386,508
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds,
	Series 2012:
2,050	5.000%, 6/15/19	No Opt. Call	BBB+	2,387,369
1,100	5.000%, 6/15/21	No Opt. Call	BBB+	1,296,724
1,900	5.000%, 6/15/25	6/22 at 100.00	BBB+	2,181,770
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AA–	5,021,231
	Series 2005C, 5.000%, 3/01/27 – AGM Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	5,340,750
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	217,876
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	360,411
5,900	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/13 at 100.00	A+	6,900,461
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/28
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	2,121,493
3,930	5.000%, 9/01/37	9/17 at 100.00	A+	4,242,985
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement	No Opt. Call	AA–	2,128,781
	Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	A+	2,560,825
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	3,173,904
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	4,881,700
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	932,000
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	1,217,803
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	2,144,948
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation	No Opt. Call	A+	5,744,160
	Series 2010A, 0.000%, 12/15/30
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	5,409,357
	2006A, 5.500%, 12/15/22
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	4,908,876
	5.500%, 12/15/16 – NPFG Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA–	4,252,198
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	4,289,500
15,355	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	6,273,285
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	5,953,906
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	2,860,225
	5.000%, 12/15/26 – AMBAC Insured
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	5,055,546
	5.000%, 12/15/24
1,820	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/22 at 100.00	Aa3	1,815,741
	Center Expansion Project, Series 2012, 3.500%, 5/01/35
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	1,255,378
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	2,230,240
	2010C, 6.000%, 8/01/39
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	3,914,888
	2011A-1, 5.000%, 8/01/43
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,798,005
	Lien Series 2010B, 5.250%, 10/01/29
146,575	Total Tax Obligation/Limited			128,243,992
	Transportation – 24.8% (17.5% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A–	2,380,748
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	2,148,900
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	4,321,148
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	1,598,070
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding
	Series 2012A:
1,115	5.000%, 7/01/24	7/22 at 100.00	A2	1,339,795
650	4.000%, 7/01/26	7/22 at 100.00	A2	714,727
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,118,430
3,300	5.000%, 1/01/40	1/20 at 100.00	A–	3,690,819
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
540	5.000%, 1/01/25	No Opt. Call	BBB–	619,796
1,350	5.000%, 1/01/26	No Opt. Call	BBB–	1,539,648
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
240	5.000%, 9/01/28	9/22 at 100.00	A+	281,352
610	5.000%, 9/01/29	9/22 at 100.00	A+	711,772
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	5/13 at 100.00	N/R	2,680,710
	7.100%, 11/01/31 (Alternative Minimum Tax) (5)
650	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/13 at 100.00	B	669,565
	Airlines Inc., Series 1999, 5.125%, 9/15/23 (Alternative Minimum Tax)
1,125	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	B	1,150,414
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A2	3,723,708
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
105	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	121,477
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,648,434
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,497,600
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,820,395
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	1,414,753
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
7,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	7,660,098
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,259,230
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	1,497,280
	Eighth Series 2008, Trust 2920, 17.574%, 8/15/32 – AGM Insured (IF)
4,600	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	4,643,240
	Seventh Series 2013, 4.000%, 1/15/43 (WI/DD, Settling 2/06/13) (Alternative Minimum Tax)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	2,089,460
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC, Sixth Series 1997:
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	4/13 at 100.00	BBB	6,607,708
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	4/13 at 100.00	BBB	12,133,758
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,
	Series 2012.:
2,000	5.000%, 11/01/20	No Opt. Call	A–	2,393,180
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,207,690
75,130	Total Transportation			80,683,905
	U.S. Guaranteed – 13.8% (9.7% of Total Investments) (6)
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (6)	1,198,302
2,525	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (6)	2,775,884
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
2,500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,688,475
5,750	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	6,183,493
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	A2 (6)	1,530,735
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (6)	2,209,246
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	BBB (6)	1,474,157
	2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	2,216,680
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	1,302,300
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,
	Series 2004B:
1,260	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	1,314,470
2,510	4.750%, 7/01/20 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	2,612,759
185	4.250%, 7/01/24 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	191,727
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	BBB+ (6)	654,853
	5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	A+ (6)	1,325,961
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	1,274,420
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	1,999,613
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series	7/14 at 100.00	AA– (6)	1,526,511
	2004A, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – FGIC Insured
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (6)	2,900,861
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (6)	2,123,789
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A3 (6)	64,534
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	199,633
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	64,587
1,555	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	1,700,253
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	BBB (6)	1,307,488
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aa3 (6)	1,790,896
	Center Project, Series 2005, 5.000%, 5/01/30 (Pre-refunded 5/01/15) – AMBAC Insured
2,245	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	2,291,269
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
41,695	Total U.S. Guaranteed			44,922,896
	Utilities – 1.1% (0.7% of Total Investments)
395	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	441,981
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AA+	2,138,043
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
1,000	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy	No Opt. Call	Baa3	1,037,490
	Partners, LLC Project, Series 2012A, 4.750%, 6/15/32 (Alternative Minimum Tax)
3,450	Total Utilities			3,617,514
	Water and Sewer – 7.5% (5.2% of Total Investments)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds,
	Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,791,580
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,875,810
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,020,480
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
270	5.000%, 10/01/23	No Opt. Call	A	326,433
6,495	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	6,497,728
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	3,423,870
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	1,183,820
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
2,905	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option	No Opt. Call	AAA	3,989,698
	Bond Trust 4729, 7.428%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
1,650	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,925,171
1,725	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,941,867
21,710	Total Water and Sewer			23,976,457
$ 458,098	Total Investments (cost $427,707,445) – 141.9%			461,479,087
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.4)% (7)			(144,300,000)
	Other Assets Less Liabilities – 2.5%			7,944,235
	Net Assets Applicable to Common Shares – 100%			$ 325,123,322

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$461,479,087	$—	$461,479,087

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $427,293,877.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$35,342,967
Depreciation	(1,157,757)
Net unrealized appreciation (depreciation) of investments	$34,185,210

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percenrage of Total Investments is 31.3%
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013